Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating lease cost	$ 26,000,000	$ 28,000,000	$ 32,000,000
Finance lease amounts relating to amortization of ROU assets and interest on finance lease obligations	1,000,000	2,000,000	1,000,000
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operating activities related to operating leases	30,000,000	30,000,000	31,000,000
Cash used in financing activities related to finance leases	2,000,000	2,000,000
ROU assets obtained in exchange for lease obligations:
Operating lease	21,000,000	9,000,000	21,000,000
Finance lease	$ 1,000,000		$ 5,000,000
Additions to ROU assets on account of business acquisitions
Operating lease		$ 20,000,000
Weighted average remaining lease term:
Operating leases	6 years 2 months 8 days	5 years 4 months 9 days	4 years 3 months 18 days
Finance leases	1 year 2 months 12 days	1 year 8 months 12 days	2 years 8 months 12 days
Weighted average discount rate:
Operating lease	8.42%	7.15%	5.02%
Finance lease	5.08%	3.56%	3.56%
Impairment of operating lease ROU assets	$ 0	$ 1,000,000	$ 20,000,000
Finance lease liabilities
2023	2,000,000
Total undiscounted future payments	2,000,000
Total lease liabilities	$ 2,000,000
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities
Less: Current portion of lease liabilities	$ 2,000,000
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current
Operating lease liabilities
2023	$ 22,000,000
2024	20,000,000
2025	16,000,000
2026	11,000,000
2027	7,000,000
Thereafter	27,000,000
Total undiscounted future payments	103,000,000
Less: Interest cost included	(25,000,000)
Total lease liabilities	78,000,000
Less: Current portion of lease liabilities	(17,000,000)	(21,000,000)
Long-term portion of lease liabilities	$ 61,000,000	$ 61,000,000